Leases-Group as Lessee	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Leases-Group as Lessee

24. LEASES—GROUP AS LESSEE

The Group leases various offices and facilities. The lease terms are between 1-10 years.

Right-of-use assets
Net Carrying Amount
December 31, 2020	$10,386
December 31, 2021	27,746
Depreciation expense for the year ended
December 31, 2020	$2,810
December 31, 2021	5,593

During 2021, additions to right-of-use assets amounted to $23,038 (2020: $10,233).

AMOUNTS RECOGNIZED IN PROFIT AND LOSS	2019	2020	2021
Depreciation expense of right-of-use-assets	$1,643	$2,810	$5,593
Interest expense on lease liabilities	396	751	2,501
	$2,039	$3,561	$8,094

At December 31, 2021 the Group is not committed to any material short-term leases.

Variable lease payment terms are deemed an insignificant portion of the overall liability at December 31, 2021.

The total cash outflow for leases in 2021 amounted to $5,429 (2020: $3,054, 2019: $1,866).